Long-term Debt and Credit Facilities - Long Term Debt and Credit Facilities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2013 First lien facility [Member]	Mar. 31, 2014 Term loan [Member]	Jul. 31, 2013 Term loan [Member]
Long Term Debt [Line Items]
Long term debt	$ 120,313	$ 288,225	$ 288,225	$ 120,313
Unamortized debt discount	(6,015)				(7,050)
Current portion of long-term debt	(9,375)	(3,050)
Long term debt non current	$ 104,923	$ 285,175